Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Oil and natural gas revenues	$ 291,156	$ 278,340	$ 367,712
Midstream services revenues	5,218	1,864	1,213
Third-party midstream services revenues	9,286	77,094	5,022
Unrealized (loss) gain on derivatives	(41,238)	(39,265)	58,302
Total revenues	264,422	318,033	432,249
Expenses
Production taxes and marketing	43,046	35,650	33,172
Lease operating	56,202	54,704	49,945
Plant and other midstream services operating	5,389	3,489	1,408
Depletion, depreciation and amortization	122,048	178,847	134,737
Accretion of asset retirement obligations	1,182	734	504
Full-cost ceiling impairment	158,633	801,166	0
General and administrative	55,089	50,105	32,152
Total expenses	441,589	1,124,695	251,918
Operating (loss) income	(177,167)	(806,662)	180,331
Other income (expense)
Net gain on asset sales and inventory impairment	107,277	908	0
Interest expense	(28,199)	(21,754)	(5,334)
Interest and Other Income (Expense)	(4)	616	132
Total other income (expense)	79,074	(20,230)	(5,202)
(Loss) income before income taxes	(98,093)	(826,892)	175,129
Income tax provision (benefit)
Current	(1,036)	2,959	133
Deferred	0	(150,327)	64,242
Total income tax (benefit) provision	(1,036)	(147,368)	64,375
Net (loss) income	(97,057)	(679,524)	110,754
Net (income) loss attributable to non-controlling interest in subsidiaries	(364)	(261)	17
Net (loss) income attributable to Matador Resources Company shareholders	$ (97,421)	$ (679,785)	$ 110,771
Earnings (loss) per common share
Basic (usd per share)	$ (1.07)	$ (8.34)	$ 1.58
Diluted (usd per share)	$ (1.07)	$ (8.34)	$ 1.56
Weighted average common shares outstanding
Basic	91,273	81,537	70,229
Diluted	91,273	81,537	70,906